Group Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of transactions and balances with related parties are as follows:

Year ended December 31, 2025
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Revenue	—	—	—	—
Interest	—	—	—	—
Impairment of financial assets	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

Year ended December 31, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Revenue	—	—	—	—
Interest	—	—	—	—
Impairment of financial assets	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

	Year ended December 31, 2023
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	328	—	—	328
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

Summary Of Remuneration Expenses Recorded For The Members Of Board

The remuneration expenses recorded for the members of the Board of Directors in 2025, 2024 and 2023 are as follows:

	Year ended December 31,
(thousand Euros)	2025	2024	2023
Short-term benefits	431	394	436
Cost of non-executive directors	—	465	424
Share-based payment plan expenses	—	—	1,078
Total	431	859	1,938

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

	Year ended December 31,
(thousand Euros)	2025	2024	2023
Short-term benefits	1,401	1,602	1,724
Termination benefits	192	325	14
Share-based payment plan expenses	519	1,383	2,863
Total	2,112	3,310	4,601